NUVEEN NWQ GLOBAL ALL-CAP FUND

SUPPLEMENT DATED JANUARY 23, 2018

TO THE PROSPECTUS DATED OCTOBER 31, 2017

The liquidation of Nuveen NWQ Global All-Cap Fund is complete. Any references to Nuveen NWQ Global All-Cap Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NGEQP-0118P

NUVEEN NWQ GLOBAL ALL-CAP FUND

SUPPLEMENT DATED JANUARY 23, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2017

The liquidation of Nuveen NWQ Global All-Cap Fund is complete. Any references to Nuveen NWQ Global All-Cap Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NGEQSAI-0118P